SHORT TERM INVESTMENT (Debt Investment) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Available-for-sale Securities, Amortized Cost Basis	¥ 50,000
Available-for-sale Equity Securities, Gross Unrealized Gain	0
Available-for-sale Equity Securities, Gross Unrealized Loss	0
Investments, Fair Value Disclosure	¥ 50,000